Note 14 - Net Loss Per Share - Antidilutive Securities (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Convertible Debt Securities [Member]
Antidilutive Securities (in shares)	5,338,973	4,628,234	4,930,555	4,154,760